Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
1. Cash Flows From Operating Activities
Consolidated profit for the year	R$ 15,559,324	R$ 13,450,753	R$ 16,631,450
Adjustments to profit	(13,898,808)	(31,268,076)	14,654,879
Depreciation of tangible assets	1,850,780	2,039,805	1,870,836
Amortization of intangible assets	583,141	539,322	521,021
Impairment losses on other assets (net)	165,799	84,908	131,435
Provisions and impairment losses on financial assets (net)	19,292,151	19,106,735	17,051,491
Net gains (losses) on disposal of tangible assets, investments and non-current assets held for sale	(32,512)	(308,176)	(20,489)
Income from companies accounted by the equity method	(144,184)	(112,261)	(149,488)
Changes in deferred tax assets and liabilities	2,265,227	(8,232,869)	(2,912,279)
Monetary adjustment of escrow deposits	(433,629)	(219,447)	(574,399)
Recoverable taxes	(217,820)	(120,220)	(182,469)
Effects of changes in foreign exchange rates on cash and cash equivalents			99
Effects of changes in foreign exchange rates on assets and liabilities	(35,669,654)	(44,250,466)	(2,609,679)
Other	(1,558,107)	204,593	1,528,800
Net (increase) decrease in operating assets	22,502,791	(139,525,961)	(42,332,510)
Financial assets measured at fair value through profit or loss	42,041,624	(26,198,034)	11,080,730
Financial assets measured at fair value through profit or loss held for trading	50,833,925	(43,070,163)	11,831,411
Non-trading financial assets mandatorily measured at fair value through profit or loss	(370,442)	(328,267)	746,024
Financial assets measured at fair value through other comprehensive income	4,094,548	(14,905,798)	(8,835,552)
Financial assets measured at amortized cost	(86,179,125)	(80,800,357)	(60,461,392)
Other assets	12,082,261	25,776,658	3,306,269
Net increase (decrease) in operating liabilities	(12,821,626)	200,930,390	41,219,165
Financial liabilities measured at fair value through profit or loss held for trading	(38,067,617)	33,203,455	(4,874,323)
Financial liabilities measured at fair value through profit or loss	421,317	1,516,522	3,373,359
Financial liabilities at amortized cost	30,512,246	165,920,919	40,961,046
Other liabilities	(5,687,572)	289,494	1,759,083
Tax paid	(4,534,538)	(1,269,150)	(5,301,184)
Total net cash flows from operating activities (1)	6,807,143	42,317,956	24,871,800
2. Cash Flows From Investing Activities
Investments	(2,679,473)	(2,019,278)	(3,500,499)
Acquisition of subsidiary, less net cash in the acquisition	(13,746)	(13,570)	(746)
Tangible assets	(1,162,774)	(1,235,923)	(1,924,783)
Intangible assets	(1,202,416)	(769,785)	(1,519,725)
Corporate Restructuring	(300,537)		(55,245)
Disposal	752,781	856,181	987,164
Tangible assets	37,576	47,096	29,911
Non - current assets held for sale	563,205	663,067	808,980
Dividends and interest on capital received	152,000	146,018	148,273
Total net cash flows from investing activities (2)	(1,926,692)	(1,163,097)	(2,513,335)
3. Cash Flows From Financing Activities
Acquisition of own shares	78,319	(110,223)	(219,703)
Issuance of Instruments Eligible to Compose Capital	5,500,000
Issuance of other long-term financial liabilities	(101,784,961)	(60,047,656)	(53,017,039)
Dividends and interest on capital paid	(9,907,319)	(10,280,430)	(6,953,718)
Payments of other long-term financial liabilities	(97,220,580)	(82,900,914)	(61,914,716)
Payments of subordinated liabilities			(9,885,607)
Payments of interest of Debt Instruments Eligible to Compose Capital	(911,306)	(914,645)	(328,892)
Net increase in non-controlling interests	17,415	6,842	(14,266)
Capital Increase in Subsidiaries, by Non-Controlling Interests			100,000
Total net cash flows from financing activities (3)	(658,510)	(34,151,714)	(26,199,863)
Exchange variation on Cash and Cash Equivalents (4)			(99)
Net Increase in Cash (1+2+3+4)	4,221,941	7,003,145	(3,841,497)
Cash and cash equivalents at beginning of year	28,446,808	21,443,663	25,285,160
Cash and cash equivalents at end of year	32,668,749	28,446,808	21,443,663
Cash and cash equivalents components
Cash	16,657,201	20,148,725	20,127,364
Loans and other	16,011,548	8,298,083	1,316,299
Total of cash and cash equivalents	32,668,749	28,446,808	21,443,663
Non-cash transactions
Foreclosures loans and other assets transferred to non-current assets held for sale	235,904	445,173	735,864
Dividends and interest on capital declared but not paid	249,000	1,177,085	7,800,000
Supplemental information
Interest received	77,987,308	62,774,940	72,841,060
Interest paid	R$ (26,668,842)	R$ (18,332,228)	R$ (28,519,953)